Subsequent events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The Group evaluated subsequent events through 15 August 2024, the date that the unaudited condensed consolidated interim financial statements were available to be issued.
As detailed in Note 3, the Company announced in June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Based on the current exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $221.1 million of aggregate value of these bonds with accrued interest. The holders of the 2022 Convertible Bonds that did not exercised their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Facility.
On 2 July 2024, the Company announced positive topline results from a confirmatory patient study for AVT03, a proposed biosimilar to Prolia (denosumab) and Xgeva (denosumab). The Company expects to file marketing applications for AVT03 later this year for major global markets.
On 11 July 2024, the Company announced the closing of its previously executed Facility. The closing has allowed Alvotech to refinance outstanding debt obligations, reduce the cost of capital and improve its overall debt maturity profile. The Facility, for $965 million in aggregate principal amount, matures in June 2029. The first tranche is a first lien $900 million term loan which bears an interest rate of SOFR plus 6.5% per annum.
The second tranche is a $65 million first lien, second out term loan, which bears an interest rate of SOFR plus 10.5% per annum. This resulted in the concurrent settlement of its existing debt obligations.
On 22 July 2024, the Company announced the launch with STADA of Uzpruvo, the first approved AVT04 biosimilar to Stelara in Europe, across select European countries. This includes the largest markets in the region, where pricing and reimbursement approvals have been secured for market entry. The pioneering launch comes immediately upon expiry of exclusivity rights linked to the European reference molecule patent, offering patients, physicians and payers expanded access at the earliest possible opportunity to a life-altering medicine used in certain indications within gastroenterology, dermatology and rheumatology. Launches in further European countries are scheduled over the coming months, following national price approvals, via a fully European supply chain.